Employee benefits (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Payment for profit sharing	$ 403.0
Payment relating to the PLR provisioned	317.0	$ 311.0
Payment for performance award	362.0
Payment relating to the PRD provisioned	$ 277.0	180.0
Intermediate remeasurement on the health care plan description	Due to this agreement, the Company carried out an intermediate remeasurement of the actuarial liabilities of this plan, which resulted in a US$ 23 increase in actuarial liabilities, as follows: (i) a US$ 1,291 expense within other income and expenses, due to the change in the benefit costing; (ii) a US$ 1,265 gain within other comprehensive income due to the revision of actuarial assumptions, mainly the discount rate applied to actuarial liabilities.
PP-1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 522.0	482.0
PP-2 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	112.0	115.0
PP-3 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 0.9	$ 1.0